Report Of The Directors Financial Review Risk Report - Loan impairment charge to the income statement by industry sector (Details) - Loans and advances to customers $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of financial assets [line items]
Loan impairment charge	$ 1,992
Europe
Disclosure of financial assets [line items]
Loan impairment charge	825
Asia
Disclosure of financial assets [line items]
Loan impairment charge	558
MENA
Disclosure of financial assets [line items]
Loan impairment charge	197
North America
Disclosure of financial assets [line items]
Loan impairment charge	(130)
Latin America
Disclosure of financial assets [line items]
Loan impairment charge	542
– personal
Disclosure of financial assets [line items]
Loan impairment charge	959
– personal | Europe
Disclosure of financial assets [line items]
Loan impairment charge	140
– personal | Asia
Disclosure of financial assets [line items]
Loan impairment charge	243
– personal | MENA
Disclosure of financial assets [line items]
Loan impairment charge	92
– personal | North America
Disclosure of financial assets [line items]
Loan impairment charge	32
– personal | Latin America
Disclosure of financial assets [line items]
Loan impairment charge	452
– corporate and commercial
Disclosure of financial assets [line items]
Loan impairment charge	927
– corporate and commercial | Europe
Disclosure of financial assets [line items]
Loan impairment charge	619
– corporate and commercial | Asia
Disclosure of financial assets [line items]
Loan impairment charge	298
– corporate and commercial | MENA
Disclosure of financial assets [line items]
Loan impairment charge	83
– corporate and commercial | North America
Disclosure of financial assets [line items]
Loan impairment charge	(163)
– corporate and commercial | Latin America
Disclosure of financial assets [line items]
Loan impairment charge	90
– financial7
Disclosure of financial assets [line items]
Loan impairment charge	106
– financial7 | Europe
Disclosure of financial assets [line items]
Loan impairment charge	66
– financial7 | Asia
Disclosure of financial assets [line items]
Loan impairment charge	17
– financial7 | MENA
Disclosure of financial assets [line items]
Loan impairment charge	22
– financial7 | North America
Disclosure of financial assets [line items]
Loan impairment charge	1
– financial7 | Latin America
Disclosure of financial assets [line items]
Loan impairment charge	0
– first lien residential mortgages | – personal
Disclosure of financial assets [line items]
Loan impairment charge	(17)
– first lien residential mortgages | – personal | Europe
Disclosure of financial assets [line items]
Loan impairment charge	6
– first lien residential mortgages | – personal | Asia
Disclosure of financial assets [line items]
Loan impairment charge	(1)
– first lien residential mortgages | – personal | MENA
Disclosure of financial assets [line items]
Loan impairment charge	5
– first lien residential mortgages | – personal | North America
Disclosure of financial assets [line items]
Loan impairment charge	0
– first lien residential mortgages | – personal | Latin America
Disclosure of financial assets [line items]
Loan impairment charge	(27)
– other personal | – personal
Disclosure of financial assets [line items]
Loan impairment charge	976
– other personal | – personal | Europe
Disclosure of financial assets [line items]
Loan impairment charge	134
– other personal | – personal | Asia
Disclosure of financial assets [line items]
Loan impairment charge	244
– other personal | – personal | MENA
Disclosure of financial assets [line items]
Loan impairment charge	87
– other personal | – personal | North America
Disclosure of financial assets [line items]
Loan impairment charge	32
– other personal | – personal | Latin America
Disclosure of financial assets [line items]
Loan impairment charge	479
– manufacturing and international trade and services | – corporate and commercial
Disclosure of financial assets [line items]
Loan impairment charge	722
– manufacturing and international trade and services | – corporate and commercial | Europe
Disclosure of financial assets [line items]
Loan impairment charge	314
– manufacturing and international trade and services | – corporate and commercial | Asia
Disclosure of financial assets [line items]
Loan impairment charge	236
– manufacturing and international trade and services | – corporate and commercial | MENA
Disclosure of financial assets [line items]
Loan impairment charge	95
– manufacturing and international trade and services | – corporate and commercial | North America
Disclosure of financial assets [line items]
Loan impairment charge	18
– manufacturing and international trade and services | – corporate and commercial | Latin America
Disclosure of financial assets [line items]
Loan impairment charge	59
– commercial real estate and other property-related | – corporate and commercial
Disclosure of financial assets [line items]
Loan impairment charge	226
– commercial real estate and other property-related | – corporate and commercial | Europe
Disclosure of financial assets [line items]
Loan impairment charge	200
– commercial real estate and other property-related | – corporate and commercial | Asia
Disclosure of financial assets [line items]
Loan impairment charge	21
– commercial real estate and other property-related | – corporate and commercial | MENA
Disclosure of financial assets [line items]
Loan impairment charge	(4)
– commercial real estate and other property-related | – corporate and commercial | North America
Disclosure of financial assets [line items]
Loan impairment charge	9
– commercial real estate and other property-related | – corporate and commercial | Latin America
Disclosure of financial assets [line items]
Loan impairment charge	0
– other commercial | – corporate and commercial
Disclosure of financial assets [line items]
Loan impairment charge	(21)
– other commercial | – corporate and commercial | Europe
Disclosure of financial assets [line items]
Loan impairment charge	105
– other commercial | – corporate and commercial | Asia
Disclosure of financial assets [line items]
Loan impairment charge	41
– other commercial | – corporate and commercial | MENA
Disclosure of financial assets [line items]
Loan impairment charge	(8)
– other commercial | – corporate and commercial | North America
Disclosure of financial assets [line items]
Loan impairment charge	(190)
– other commercial | – corporate and commercial | Latin America
Disclosure of financial assets [line items]
Loan impairment charge	$ 31